Operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Inventories and biological assets at the beginning of each year	$ 326,291,664	$ 317,754,281	$ 211,916,572
Acquisition of biological assets			114,072,028
Purchases	234,586,291	106,560,695	88,744,345
Operating expenses	465,273,750	445,744,024	499,600,026
Acquisition of biological assets			(37,862,919)
Transfers to property, plant and equipment, net	11,174,227	15,023,755	7,074,857
Forest growth and revaluation of biological assets	(87,009,450)	28,610,640	36,263,417
Total	624,024,818	595,939,114	593,819,726
Inventories and biological assets at the end of each year	(245,837,303)	(326,291,664)	(317,754,281)
Cost of sales	$ 704,479,179	$ 587,401,731	$ 602,054,045